DEFINED CONTRIBUTION PENSION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DEFINED CONTRIBUTION PENSION
Schedule of pension cost

	Three Months Ended March 31,
(in thousands)	2023	2022
Research and development	$22	$27
Selling, general and administration	18	14
Total	$40	$41

	For the Years End December 31,
	2022	2021
Research and development	$108	$98
Selling, general and administrative	52	42
Total pension cost	$160	$140